Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other Non-current Assets
Prepayments for purchase of property, plant and equipment	¥ 1,051,415		¥ 126,006
Long-term deposits	653,030		149,235
Deductible VAT input, non-current	263,390
Others	16,998		45,943
Less: Allowance for credit losses	(3,757)
Total	¥ 1,981,076	$ 310,872	¥ 321,184